Condensed Consolidating Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$ 51,444	$ 27,699	$ 92,384	$ 59,181
Field Services Revenue	3,840	2,514	10,345	4,820
Other Revenue	76	44	100	89
TOTAL OPERATING REVENUE	55,360	30,257	102,829	64,090
OPERATING EXPENSES
Production and Lease Operating Expense	13,092	10,972	26,492	23,272
General and Administrative Expense	7,782	5,774	15,578	11,185
Loss on Disposal of Asset	1,502	69	1,493	95
Impairment Expense	105	273	170	3,066
Exploration Expense	2,225	1,213	4,269	2,305
Depreciation, Depletion, Amortization and Accretion	12,943	10,623	24,101	20,167
Field Services Operating Expense	2,648	1,265	6,703	2,721
Other Operating Expense	447	(33)	891	294
TOTAL OPERATING EXPENSES	40,744	30,156	79,697	63,105
INCOME (LOSS) FROM OPERATIONS	14,616	101	23,132	985
OTHER INCOME (EXPENSE)
Interest Expense	(5,826)	(1,583)	(9,831)	(3,322)
Gain on Derivatives, Net	11,741	3,642	3,201	11,081
Other Income (Expense)	2,213	92,731	2,073	92,737
Loss From Equity Method Investments	(183)	(3,430)	(361)	(3,564)
Income (Loss) From Equity in Consolidated Subsidiaries	0	0	0	0
TOTAL OTHER INCOME (EXPENSE)	7,945	91,360	(4,918)	96,932
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	22,561	91,461	18,214	97,917
Income Tax (Expense) Benefit	(9,120)	(35,268)	(7,115)	(37,899)
INCOME (LOSS) FROM CONTINUING OPERATIONS	13,441	56,193	11,099	60,018
Income (Loss) From Discontinued Operations, Net of Income Taxes	520	(3,050)	460	(8,405)
Net Income (Loss)	13,961	53,143	11,559	51,613
Net Income Attributable to Noncontrolling Interests	221	222	654	322
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	13,740	52,921	10,905	51,291
Guarantor Subsidiaries
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	51,444	27,699	92,384	59,181
Field Services Revenue	0	0	0	0
Other Revenue	76	44	100	114
TOTAL OPERATING REVENUE	51,520	27,743	92,484	59,295
OPERATING EXPENSES
Production and Lease Operating Expense	13,090	10,969	26,487	23,264
General and Administrative Expense	5,970	5,109	12,033	9,795
Loss on Disposal of Asset	1,502	69	1,493	95
Impairment Expense	105	271	170	2,998
Exploration Expense	2,225	1,213	4,269	2,305
Depreciation, Depletion, Amortization and Accretion	12,645	10,545	23,559	20,046
Field Services Operating Expense	0	0	0	0
Other Operating Expense	447	(33)	891	294
TOTAL OPERATING EXPENSES	35,984	28,143	68,902	58,797
INCOME (LOSS) FROM OPERATIONS	15,536	(400)	23,582	498
OTHER INCOME (EXPENSE)
Interest Expense	(22)	(12)	(31)	(29)
Gain on Derivatives, Net	11,741	3,642	3,201	11,081
Other Income (Expense)	2,235	92,757	2,129	92,772
Loss From Equity Method Investments	(183)	(3,430)	(361)	(3,564)
Income (Loss) From Equity in Consolidated Subsidiaries	(11)	(8)	(22)	(28)
TOTAL OTHER INCOME (EXPENSE)	13,760	92,949	4,916	100,232
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	29,296	92,549	28,498	100,730
Income Tax (Expense) Benefit	(11,964)	(35,776)	(11,555)	(39,128)
INCOME (LOSS) FROM CONTINUING OPERATIONS	17,332	56,773	16,943	61,602
Income (Loss) From Discontinued Operations, Net of Income Taxes	0	0	0	0
Net Income (Loss)	17,332	56,773	16,943	61,602
Net Income Attributable to Noncontrolling Interests	0	0	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	17,332	56,773	16,943	61,602
Non-Guarantor Subsidiaries
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	0	0	0	0
Field Services Revenue	5,072	3,342	13,124	5,841
Other Revenue	0	0	0	0
TOTAL OPERATING REVENUE	5,072	3,342	13,124	5,841
OPERATING EXPENSES
Production and Lease Operating Expense	2	3	5	8
General and Administrative Expense	659	269	1,148	446
Loss on Disposal of Asset	0	0	0	0
Impairment Expense	0	2	0	68
Exploration Expense	0	0	0	0
Depreciation, Depletion, Amortization and Accretion	336	98	603	154
Field Services Operating Expense	3,510	1,844	8,648	3,461
Other Operating Expense	0	0	0	0
TOTAL OPERATING EXPENSES	4,507	2,216	10,404	4,137
INCOME (LOSS) FROM OPERATIONS	565	1,126	2,720	1,704
OTHER INCOME (EXPENSE)
Interest Expense	(28)	(3)	(40)	(4)
Gain on Derivatives, Net	0	0	0	0
Other Income (Expense)	0	0	0	0
Loss From Equity Method Investments	0	0	0	0
Income (Loss) From Equity in Consolidated Subsidiaries	11	8	22	28
TOTAL OTHER INCOME (EXPENSE)	(17)	5	(18)	24
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	548	1,131	2,702	1,728
Income Tax (Expense) Benefit	(128)	(346)	(822)	(533)
INCOME (LOSS) FROM CONTINUING OPERATIONS	420	785	1,880	1,195
Income (Loss) From Discontinued Operations, Net of Income Taxes	520	(3,050)	460	(8,405)
Net Income (Loss)	940	(2,265)	2,340	(7,210)
Net Income Attributable to Noncontrolling Interests	221	222	654	322
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	719	(2,487)	1,686	(7,532)
Parent Company
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	0	0	0	0
Field Services Revenue	0	0	0	0
Other Revenue	0	0	0	0
TOTAL OPERATING REVENUE	0	0	0	0
OPERATING EXPENSES
Production and Lease Operating Expense	0	0	0	0
General and Administrative Expense	1,153	422	2,453	979
Loss on Disposal of Asset	0	0	0	0
Impairment Expense	0	0	0	0
Exploration Expense	0	0	0	0
Depreciation, Depletion, Amortization and Accretion	0	0	0	0
Field Services Operating Expense	0	0	0	0
Other Operating Expense	0	0	0	0
TOTAL OPERATING EXPENSES	1,153	422	2,453	979
INCOME (LOSS) FROM OPERATIONS	(1,153)	(422)	(2,453)	(979)
OTHER INCOME (EXPENSE)
Interest Expense	(5,776)	(1,568)	(9,760)	(3,289)
Gain on Derivatives, Net	0	0	0	0
Other Income (Expense)	0	0	0	0
Loss From Equity Method Investments	0	0	0	0
Income (Loss) From Equity in Consolidated Subsidiaries	17,697	54,057	17,856	53,797
TOTAL OTHER INCOME (EXPENSE)	11,921	52,489	8,096	50,508
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	10,768	52,067	5,643	49,529
Income Tax (Expense) Benefit	2,972	854	5,262	1,762
INCOME (LOSS) FROM CONTINUING OPERATIONS	13,740	52,921	10,905	51,291
Income (Loss) From Discontinued Operations, Net of Income Taxes	0	0	0	0
Net Income (Loss)	13,740	52,921	10,905	51,291
Net Income Attributable to Noncontrolling Interests	0	0	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	13,740	52,921	10,905	51,291
Intercompany Eliminations
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	0	0	0	0
Field Services Revenue	(1,232)	(828)	(2,779)	(1,021)
Other Revenue	0	0	0	(25)
TOTAL OPERATING REVENUE	(1,232)	(828)	(2,779)	(1,046)
OPERATING EXPENSES
Production and Lease Operating Expense	0	0	0	0
General and Administrative Expense	0	(26)	(56)	(35)
Loss on Disposal of Asset	0	0	0	0
Impairment Expense	0	0	0	0
Exploration Expense	0	0	0	0
Depreciation, Depletion, Amortization and Accretion	(38)	(20)	(61)	(33)
Field Services Operating Expense	(862)	(579)	(1,945)	(740)
Other Operating Expense	0	0	0	0
TOTAL OPERATING EXPENSES	(900)	(625)	(2,062)	(808)
INCOME (LOSS) FROM OPERATIONS	(332)	(203)	(717)	(238)
OTHER INCOME (EXPENSE)
Interest Expense	0	0	0	0
Gain on Derivatives, Net	0	0	0	0
Other Income (Expense)	(22)	(26)	(56)	(35)
Loss From Equity Method Investments	0	0	0	0
Income (Loss) From Equity in Consolidated Subsidiaries	(17,697)	(54,057)	(17,856)	(53,797)
TOTAL OTHER INCOME (EXPENSE)	(17,719)	(54,083)	(17,912)	(53,832)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(18,051)	(54,286)	(18,629)	(54,070)
Income Tax (Expense) Benefit	0	0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS	(18,051)	(54,286)	(18,629)	(54,070)
Income (Loss) From Discontinued Operations, Net of Income Taxes	0	0	0	0
Net Income (Loss)	(18,051)	(54,286)	(18,629)	(54,070)
Net Income Attributable to Noncontrolling Interests	0	0	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$ (18,051)	$ (54,286)	$ (18,629)	$ (54,070)